Loans, Allowance for Loan Losses and Credit Quality - Summary of Risk Category of Loans by Class of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 751,315	$ 714,177	$ 618,042	$ 550,384
Home Equity Lines of Credit
Financing Receivable Recorded Investment [Line Items]
Total loans	41,905	39,040	37,879	35,833
Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	196,167	184,926		137,722
Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	237,566	219,808		181,225
Construction and Land Development
Financing Receivable Recorded Investment [Line Items]
Total loans	109,602	102,110		66,564
Commercial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	128,332	134,426	122,826	105,809
Consumer Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	37,743	33,867	25,725	23,231
Mortgage Loans on Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	543,335	506,844		385,511
Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	196,167	184,926	151,716	137,722
Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	237,566	219,808	194,402	181,225
Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Recorded Investment [Line Items]
Total loans	109,602	102,110	$ 85,494	66,564
Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	735,596	696,413		535,360
Pass | Home Equity Lines of Credit
Financing Receivable Recorded Investment [Line Items]
Total loans	41,409	38,530		35,580
Pass | Commercial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	126,505	131,449		103,137
Pass | Consumer Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	37,056	33,269		22,865
Pass | Mortgage Loans on Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	530,626	493,165		373,778
Pass | Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	190,865	179,132		132,914
Pass | Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	230,887	212,421		175,208
Pass | Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Recorded Investment [Line Items]
Total loans	108,874	101,612		65,656
Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	8,334	10,320		8,684
Special Mention | Home Equity Lines of Credit
Financing Receivable Recorded Investment [Line Items]
Total loans	58	285		14
Special Mention | Commercial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	1,232	2,612		2,234
Special Mention | Consumer Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	390	330		58
Special Mention | Mortgage Loans on Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	6,654	7,093		6,378
Special Mention | Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	2,546	2,435		1,390
Special Mention | Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	4,099	4,609		4,238
Special Mention | Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Recorded Investment [Line Items]
Total loans	9	49		750
Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	7,385	7,333		6,304
Substandard | Home Equity Lines of Credit
Financing Receivable Recorded Investment [Line Items]
Total loans	438	225		203
Substandard | Commercial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	595	343		438
Substandard | Consumer Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	297	268		308
Substandard | Mortgage Loans on Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	6,055	6,497		5,355
Substandard | Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	2,756	3,270		3,418
Substandard | Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans	2,580	2,778		1,779
Substandard | Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 719	449		158
Doubtful
Financing Receivable Recorded Investment [Line Items]
Total loans		111		36
Doubtful | Home Equity Lines of Credit
Financing Receivable Recorded Investment [Line Items]
Total loans				$ 36
Doubtful | Commercial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans		22
Doubtful | Mortgage Loans on Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans		89
Doubtful | Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans		$ 89